Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 561,759	$ 1,038,661
Short-term investment	39,110	0
Accounts receivable, net	183,828	189,235
Costs and estimated earnings in excess of billings on uncompleted contracts	25,946	0
Inventory	0	376,150
Prepaid expenses and other current assets	0	27,778
Total current assets	810,643	1,631,824
Equipment, net	8,058	4,412
Totals	818,701	1,636,236
Current liabilities:
Accounts payable and accrued expenses	558,277	480,053
Accrued compensation and related costs	73,888	140,310
Accrued interest, related party	12,219	0
Accrued interest	0	554
Related party accounts payable and accrued expenses	86,885	187,767
Short-term notes payable	0	51,247
Related party notes payable	73,500	0
Billings in excess of costs and estimated earnings on uncompleted contracts	0	1,800
Deferred revenue	0	221,951
Warrant liabilities	198,471	112,349
Total current liabilities	1,003,240	1,196,031
Stockholders' equity (deficiency):
Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31, 2011 and 2010	0	0
Common stock, $0.01 par value, 100,000,000 shares authorized; 39,779,506 issued and outstanding at December 31, 2011, 31,105,394 issued and oustanding at December 31, 2010	397,795	311,054
Additional paid-in capital	4,688,417	3,490,327
Accumulated deficiency	(5,270,751)	(3,361,176)
Total stockholders' equity (deficiency)	(184,539)	440,205
Totals	$ 818,701	$ 1,636,236